Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Summary of Income Tax Expense
A summary of income tax expense included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2020	2019	2018
Current tax expense:
Federal	$15,662	15,171	13,897
State	2,399	2,359	1,756
Total current tax expense	18,061	17,530	15,653
Deferred tax (benefit) expense	(1,067)	1,139	2,556
Total income tax expense	$16,994	18,669	18,209

Tax Effects of Temporary Differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019, are as follows:

	December 31,
(dollars in thousands)	2020	2019
	Deductible temporary differences	Deductible temporary differences

Benefits and deferred remuneration	$(6,178)	$(5,156)
Difference in reporting the allowance for loan losses, net	12,820	11,385
Other income or expense not yet reported for tax purposes	534	(314)
Depreciable assets	(2,541)	(2,347)
Net deferred tax asset at end of year	4,635	3,568
Net deferred tax asset at beginning of year	3,568	4,707
Deferred tax (benefit) expense	$(1,067)	$1,139

Effective Income Tax Rate
The effective tax rates differ from the statutory federal income tax rate.  The reasons for these differences are as follows:

	For the years ended December 31,
	2020	2019	2018
Statutory federal income tax rate	21.0%	21.0	21.0
Increase/(decrease) in taxes resulting from:
Tax exempt income	-	-	(0.1)
State income tax, net of federal tax benefit	2.4	2.6	2.4
Other items	1.1	0.8	(0.4)
Effective income tax rate	24.5%	24.4	22.9